Note 6 - Employee Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Benefit obligation at beginning of year	$ 24,691,877	$ 24,975,342
Service cost
Interest cost	990,439	890,263
Actuarial (gain) loss	627,361	(5,930)
Benefits paid	(1,320,617)	(1,167,798)
Benefit obligation at end of year	24,989,060	24,691,877
Fair value of plan assets at beginning of year	18,616,501	19,833,900
Actual return on plan assets	1,338,912	(349,601)
Employer contributions	333,000	300,000
Benefits paid	(1,320,617)	(1,167,798)
Fair value of plan assets at end of year	18,967,796	18,616,501
Funded status			$ (6,021,264)	$ (6,075,376)
Unrecognized net actuarial loss			8,041,983	8,388,698
Net amount recognized as prepaid benefit cost			2,020,719	2,313,322
Accumulated benefit obligation	24,691,877	24,691,877	$ 24,989,060	$ 24,691,877
Components of net periodic benefit cost:
Service cost
Interest cost	990,439	890,263
Expected return on plan assets	(1,102,010)	(1,172,278)
Amortization of net (gain) loss	737,174	762,233
Net periodic benefit cost	$ 625,603	$ 480,218